Acquisitions	6 Months Ended
Jun. 30, 2012
Acquisitions

(3) Acquisitions

Keymail Marketing LTD.

In August 2009, the Company entered into an agreement to acquire all outstanding shares of Keymail, a reseller partner of the Company’s SaaS solutions in the United Kingdom, for $1.6 million, net of cash acquired. The Company funded the purchase price with cash available from operations. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$973
Accounts payable settlement	413
Estimated fair value of contingent consideration	223

Total purchase price	$1,609

The contingent consideration was paid in 2010 and did not vary materially from the estimated fair value of contingent consideration recorded at the time of acquisition.

The table below represents the allocation of the purchase price for the acquired net assets of Keymail based on their estimated fair values as of July 31, 2009. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$34
Customer list	421
Noncompete agreements	688
Goodwill	466

Purchase price allocation	$1,609

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to expected synergies from Keymail’s geographic market location and existing client base.

Acquisition-related costs included transaction costs such as legal and accounting fees which were expensed as incurred. Acquisition-related costs totaled $0.2 million and are included in general and administrative expenses in the consolidated statements of operations.

CoTweet, Inc.

In March 2010, the Company entered into an agreement to acquire all outstanding shares of CoTweet, for $15.8 million in stock and cash consideration, net of cash acquired. The Company funded the purchase price with cash available from operations and from the issuance of 691,428 shares of restricted common stock at $5.61 per share, 374,125 shares of Series D preferred stock at $11.21 per share and 3,974 shares of common stock at $5.61 per share. The restricted common stock vests 1/24 each month. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$5,117
Equity consideration	8,224
Estimated fair value of contingent consideration	2,500

Total purchase price	$15,841

As of December 31, 2010 and 2011, $0.5 million and $1.9 million, respectively, of cash contingent consideration had been earned and paid. The estimated fair value of the contingent consideration in excess of the actual amount earned was recognized as a gain in the period the liability was settled.

The table below represents the allocation of the purchase price for the acquired net assets of CoTweet based on their estimated fair values as of March 1, 2010. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities	$(78)
Software technology	1,200
Deferred tax assets	452
Goodwill	14,267

Purchase price allocation	$15,841

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to CoTweet’s knowledge of social media and expertise in working with social media providers. Goodwill from the CoTweet acquisition is included within the Company’s one reporting unit and is included in the Company’s enterprise level annual review for impairment. Goodwill is not expected to be deductible for tax purposes.

Acquisition-related costs included transaction costs such as legal and accounting fees, which were expensed as incurred. Acquisition-related costs totaled $0.2 million and are included in general and administrative expenses in the consolidated statements of operations.

mPath Global Pty Ltd.

In August 2010, the Company entered into an agreement to acquire certain assets and liabilities of mPath for $2.0 million. The Company funded the purchase price with cash available from operations. The purchase price was comprised of the following:

(in thousands)
Cash consideration	$1,150
Accounts payable settlement	400
Estimated fair value of contingent consideration	420

Total purchase price	$1,970

The table below represents the allocation of the purchase price for the acquired net assets of mPath based on their estimated fair values as of August 18, 2010. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$(224)
Customer list	806
Noncompete agreement	357
Goodwill	1,031

Purchase price allocation	$1,970

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to expected synergies from mPath’s geographic market location and existing customer base.

Acquisition-related costs included transaction costs such as legal and accounting fees, which were expensed as incurred. Acquisition-related costs totaled $0.1 million and are included in general and administrative expenses in the consolidated statements of operations.

During the six-month period ended June 30, 2012, the Company paid the $0.5 million estimated fair value of contingent consideration due pursuant to the acquisition agreement.

Frontier Technologia, Ltda.

In August 2011, the Company entered into an agreement to acquire all outstanding shares of Frontier for $5.4 million in stock and cash consideration, net of cash acquired. The Company funded the purchase price with cash available from operations and from the issuance of 41,966 shares of restricted common stock at $9.59 per share. The restricted common stock vests on the one year anniversary of the acquisition date. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$2,710
Escrow payable	806
Accounts payable settlement	104
Equity consideration	402
Estimated fair value of contingent consideration	1,408

Total purchase price	$5,430

The table below represents the allocation of the purchase price for the acquired net assets of Frontier based on their estimated fair values as of August 24, 2011. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities, net	$264
Customer list	1,408
Noncompete agreements	750
Goodwill	3,008

Purchase price allocation	$5,430

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to expected synergies from Frontier’s geographic market location and existing customer base.

Acquisition-related costs included transaction costs such as legal and accounting fees, which were expensed as incurred. Acquisition-related costs totaled $0.1 million and are included in general and administrative expenses in the consolidated statements of operations.

During the six-month period ended June 30, 2012, the Company paid the $0.8 million escrow due pursuant to the acquisition agreement.